Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 security	Dec. 31, 2011
Schedule of Investments [Line Items]
Credit-related net investment impairment losses	$ 0.6	$ 1.3
Pooled trust preferred securities, book value	6.7
Pooled trust preferred securities, estimated fair value	3.5
Number of pooled trust preferred securities	5
Annual prepayment rate	1.00%	1.00%
Annual prepayments maturity	100.00%	100.00%
Additional basis points	150.00%	150.00%
Carrying value of securities pledged	228	204
Minimum [Member]
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	2.00%
Maximum [Member]
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	5.00%
Regional community bank stocks, percent of average trading volumes	0.10%
Pooled Bank Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Credit-related net investment impairment losses		0.4
Pooled trust preferred securities, book value	3.5
Remaining book value		3.4
Community Bank And Bank Holding Equity [Member]
Schedule of Investments [Line Items]
Credit-related net investment impairment losses		0.9
Remaining book value		$ 3.9